Segmented and geographic information (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Detailed Report of Segments and Geographic Areas

$ millions, for the year ended October 31		Canadian Personal and Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total	Canada (1)	U.S. (1)	Caribbean (1)	Other countries (1)
2021	Net interest income (2)	$5,954	$1,291	$1,449	$2,701	$64	$11,459	$9,159	$1,470	$672	$158
	Non-interest income (3)(4)	2,196	3,379	745	1,819	417	8,556	6,230	1,365	622	339
	Total revenue	8,150	4,670	2,194	4,520	481	20,015	15,389	2,835	1,294	497
	Provision for (reversal of) credit losses	350	(39)	(75)	(100)	22	158	320	(165)	21	(18)
	Amortization and impairment (5)	213	27	109	11	657	1,017	812	128	60	17
	Other non-interest expenses	4,201	2,416	1,012	2,106	783	10,518	8,423	1,382	504	209
	Income (loss) before income taxes	3,386	2,266	1,148	2,503	(981)	8,322	5,834	1,490	709	289
	Income taxes (2)	892	601	222	646	(485)	1,876	1,320	381	101	74
	Net income (loss)	$2,494	$1,665	$926	$1,857	$(496)	$6,446	$4,514	$1,109	$608	$215
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$17	$17	$–	$–	$17	$–
	Equity shareholders	2,494	1,665	926	1,857	(513)	6,429	4,514	1,109	591	215
	Average assets (6)(7)	$272,645	$70,070	$46,733	$255,063	$165,110	$809,621	$624,791	$130,302	$36,777	$17,751
2020 (8)	Net interest income (2)	$5,849	$1,248	$1,422	$2,354	$171	$11,044	$8,449	$1,583	$890	$122
	Non-interest income (3)(4)	2,073	2,873	621	1,699	431	7,697	5,243	1,167	616	671
	Total revenue	7,922	4,121	2,043	4,053	602	18,741	13,692	2,750	1,506	793
	Provision for (reversal of) credit losses	1,189	303	487	311	199	2,489	1,648	623	199	19
	Amortization and impairment (5)	230	30	126	10	915	1,311	805	174	312	20
	Other non-interest expenses	4,078	2,149	1,000	1,919	905	10,051	7,991	1,336	530	194
	Income (loss) before income taxes	2,425	1,639	430	1,813	(1,417)	4,890	3,248	617	465	560
	Income taxes (2)	640	437	55	505	(539)	1,098	700	165	89	144
	Net income (loss)	$1,785	$1,202	$375	$1,308	$(878)	$3,792	$2,548	$452	$376	$416
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$2	$2	$–	$–	$2	$–
	Equity shareholders	1,785	1,202	375	1,308	(880)	3,790	2,548	452	374	416
	Average assets (6)(7)	$252,955	$65,839	$48,201	$230,163	$138,334	$735,492	$554,787	$122,721	$33,012	$24,972
2019 (8)	Net interest income (2)	$5,944	$1,205	$1,327	$1,681	$394	$10,551	$7,890	$1,405	$820	$436
	Non-interest income (3)(4)	2,296	2,822	584	1,794	564	8,060	6,008	1,099	643	310
	Total revenue	8,240	4,027	1,911	3,475	958	18,611	13,898	2,504	1,463	746
	Provision for (reversal of) credit losses	889	163	73	160	1	1,286	1,111	173	1	1
	Amortization and impairment (5)	96	8	109	4	621	838	508	139	181	10
	Other non-interest expenses	4,363	2,098	1,005	1,798	754	10,018	7,985	1,290	556	187
	Income (loss) before income taxes	2,892	1,758	724	1,513	(418)	6,469	4,294	902	725	548
	Income taxes (2)	766	471	76	396	(361)	1,348	1,008	139	155	46
	Net income (loss)	$2,126	$1,287	$648	$1,117	$(57)	$5,121	$3,286	$763	$570	$502
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$25	$25	$–	$–	$25	$–
	Equity shareholders	2,126	1,287	648	1,117	(82)	5,096	3,286	763	545	502
	Average assets (6)(7)	$249,545	$62,552	$41,190	$194,115	$92,314	$639,716	$501,066	$99,152	$27,086	$12,412

(1)	Net income and average assets are allocated based on the geographic location where they are recorded.
(2)
U.S. Commercial Banking and Wealth Management and Capital Markets net interest income and income taxes include taxable equivalent basis (TEB) adjustments of nil and $204 million, respectively (2020: nil and $183 million, respectively; 2019: $2 million and $177 million, respectively) with an equivalent offset in Corporate and Other.

(3)
The fee and commission income within non-interest income consists primarily of underwriting and advisory fees, deposit and payment fees, credit fees, card fees, investment management and custodial fees, mutual fund fees and commissions on securities transactions. Underwriting and advisory fees are earned primarily in Capital Markets with the remainder earned in Canadian Commercial Banking and Wealth Management. Deposit and payment fees are earned primarily in Canadian Personal and Business Banking, with the remainder earned mainly in Canadian Commercial Banking and Wealth Management and Corporate and Other. Credit fees are earned primarily in Canadian Commercial Banking and Wealth Management, Capital Markets, and U.S. Commercial Banking and Wealth Management. Card fees are earned primarily in Canadian Personal and Business Banking, with the remainder earned mainly in Corporate and Other. Investment management and custodial fees are earned primarily in Canadian Commercial Banking and Wealth Management and U.S. Commercial Banking and Wealth Management, with the remainder earned mainly in Corporate and Other. Mutual fund fees are earned primarily in Canadian Commercial Banking and Wealth Management and U.S. Commercial Banking and Wealth Management. Commissions on securities transactions are earned primarily in Capital Markets and Canadian Commercial Banking and Wealth Management.

(4)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Product Owner/ Customer Segment / Distributor Channel allocation management model .
(5)	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets, and goodwill.
(6)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(7)	Average balances are calculated as a weighted average of daily closing balances.
(8)	Certain prior period information has been revised. See the “Changes made to our business segments” section for additional details.

Breakdown of revenue from reporting segments
The following table provides a breakdown of revenue from our reporting segments:

$ millions, for the year ended October 31	2021	2020 (1)	2019 (1)
Canadian Personal and Business Banking	$8,150	$7,922	$8,240
Canadian Commercial Banking and Wealth Management
Commercial banking	$1,827	$1,663	$1,633
Wealth management	2,843	2,458	2,394
	$4,670	$4,121	$4,027
U.S. Commercial Banking and Wealth Management (2)
Commercial banking	$1,444	$1,421	$1,300
Wealth management (3)	750	622	611
	$2,194	$2,043	$1,911
Capital Markets (2)
Global markets	$2,076	$1,999	$1,583
Corporate and investment banking	1,616	1,344	1,231
Direct financial services	828	710	661
	$4,520	$4,053	$3,475
Corporate and Other (2)
International banking	$687	$734	$798
Other	(206)	(132)	160
	$481	$602	$958

(1)	Certain prior period information has been revised. See the “Changes made to our business segments” section for additional details.
(2)
U.S. Commercial Banking and Wealth Management and Capital Markets revenue includes a TEB adjustment of nil and $204 million, respectively (2020: nil and $183 million, respectively; 2019: $2 million and $177 million, respectively) with an equivalent offset in Corporate and Other.

(3)	Includes revenue related to the U.S. Paycheck Protection Program.